UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS OF CASH FLOWS - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net income (loss)	$ 195,615,759	$ (100,237,776)
Items related to investment activities:
Income taxes and duties	308,311,219	211,251,718
Depreciation and amortization of wells, pipelines, properties, plant and equipment	106,232,390	100,620,021
Amortization of intangible assets	253,119	113,020
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(56,873,846)	(38,242,464)
Capitalized unsuccessful wells	6,059,460	11,663,560
Unsuccessful wells from intangible assets	6,870,430	9,676,416
Loss from derecognition of wells, pipelines, properties, plant and equipment	5,514,250	214,580
Depreciation of rights of use	4,334,169	4,744,781
Reversal of impairment of rights of use	0	(87,025)
Unrealized foreign exchange (income) of reserve for well abandonment	2,448,648	2,444,904
Reclassification of translation effect	(10,383,296)	0
(Gains) from business acquisitions	(1,271,188)	0
Loss (profit) sharing in joint ventures and associates	(232,349)	3,166,683
Unrealized foreign exchange loss (income)	(67,351,642)	21,861,801
Interest expense	109,790,653	110,411,972
Interest income	(20,957,224)	(20,083,884)
Funds from (used in) operating activities	588,360,552	317,518,307
Funds from (used in) operating activities
Profit-sharing duty and income tax paid	(308,481,212)	(197,176,600)
Derivative financial instruments	28,049,959	15,738,296
Accounts receivable	5,647,047	(28,963,559)
Inventories	(67,981,188)	(23,399,928)
Suppliers	5,794,694	(35,300,386)
Accounts payable, accrued expenses payable and advance payments from customers	38,446,714	6,733,900
Provisions for sundry creditors	4,027,154	6,061,346
Employee benefits	41,865,824	33,539,425
Other taxes and duties	(38,090,001)	4,868,717
Net cash flows from operating activities	297,639,543	99,619,518
Investing activities
Interest collected	1,385,254	458,536
Business acquisition	(30,012,487)	0
Other assets	(7,505,757)	(34,910,386)
Acquisition of wells, pipelines, properties, plant and equipment	(212,374,941)	(128,735,735)
Acquisition of intangible assets	(25,917,291)	(15,779,360)
Net cash flows (used in) investing activities	(274,425,222)	(178,966,945)
Financing activities
Increase in equity due to Certificates of Contribution “A”	107,990,006	167,850,000
Proceeds from FONADIN grants	23,000,000	0
Interest received for long-term receivable from the Mexican Government	6,215,759	5,859,566
Lease payments	(5,120,737)	(6,220,285)
Interest of lease paid	(2,427,087)	(2,724,759)
Loans obtained from financial institutions	759,198,720	1,058,854,764
Debt payments, principal only	(799,148,919)	(1,027,818,098)
Interest paid	(123,300,926)	(123,430,793)
Net cash flows (used in) from financing activities	(33,593,184)	72,370,395
Net (decrease) increase in cash and cash equivalents	(10,378,863)	(6,977,032)
Effects of foreign exchange on cash balances	(3,856,513)	6,627,952
Cash and cash equivalents at the beginning of the year	76,506,447	39,989,781
Cash and cash equivalents at the end of the period (Note 9)	$ 62,271,071	$ 39,640,701